CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share premium [member] CNY (¥)	Reverse recapitalization reserve [Member] CNY (¥)	Merger reserve [member] CNY (¥)	Reserve of share-based payments [member] CNY (¥)	Statutory reserve [member] CNY (¥)	Capital reserve [member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Currency translation reserve [member] CNY (¥)
Balance at Dec. 31, 2014	¥ 1,447,624		¥ 137	¥ 659,507	¥ (507,235)	¥ 58,989	¥ 123,513	¥ 127,905	¥ 61,266	¥ 924,112	¥ (570)
Net loss for the year	(362,412)		0	0	0	0	0	0	0	(362,412)	0
Exchange difference on transaction of financial statements of foreign operations	1,628		0	0	0	0	0	0	0	0	1,628
Total comprehensive loss for the year	(360,784)		0	0	0	0	0	0	0	(362,412)	1,628
Transfer to statutory reserves	0		0	0	0	0	0	6,783	0	(6,783)	0
Balance at Dec. 31, 2015	1,086,840		137	659,507	(507,235)	58,989	123,513	134,688	61,266	554,917	1,058
Net loss for the year	(321,802)		0	0	0	0	0	0	0	(321,802)	0
Exchange difference on transaction of financial statements of foreign operations	(2,288)		0	0	0	0	0	0	0	0	(2,288)
Total comprehensive loss for the year	(324,090)		0	0	0	0	0	0	0	(321,802)	(2,288)
Issuance of new shares	9,699		14	9,685	0	0	0	0	0	0	0
Transfer to statutory reserves	0		0	0	0	0	0	655	0	(655)	0
Balance at Dec. 31, 2016	772,449	$ 31,000	151	669,192	(507,235)	58,989	123,513	135,343	61,266	232,460	(1,230)
Net loss for the year	(88,026)		0	0	0	0	0	0	0	(88,026)	0
Exchange difference on transaction of financial statements of foreign operations	275		0	0	0	0	0	0	0	0	275
Total comprehensive loss for the year	(87,751)		0	0	0	0	0	0	0	(88,026)	275
Issuance of new shares	9,744		53	9,691	0	0		0	0	0	0
Equity compensation	294		2				292
Balance at Dec. 31, 2017	¥ 694,736	$ 22,000	¥ 206	¥ 678,883	¥ (507,235)	¥ 58,989	¥ 123,805	¥ 135,343	¥ 61,266	¥ 144,434	¥ (955)